UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  Global SmallCap Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Global SmallCap Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


Global SmallCap Portfolio of Managed Account Series


Schedule of Investments as of January 31, 2007                                                                  (in U.S. dollars)

                    Shares
Country             Industry                               Held    Common Stocks                                        Value
Australia - 2.7%    Beverages - 0.7%                    126,100    Lion Nathan Ltd.                                $      815,028

                    Health Care Equipment &              20,100    Cochlear Ltd.                                          885,095
                    Supplies - 0.8%

                    Paper & Forest Products - 0.6%      259,500    PaperlinX Ltd.                                         717,903

                    Real Estate Investment              397,969    CFS Retail Property Trust                              722,582
                    Trusts (REITs) - 0.6%

                                                                   Total Common Stocks in Australia                     3,140,608


Belgium - 0.7%      Leisure Equipment &                  30,400    AGFA-Gevaert NV                                        787,355
                    Products - 0.7%
                                                                   Total Common Stocks in Belgium                         787,355


Bermuda - 0.8%      Capital Markets - 0.6%               14,070    Lazard Ltd. Class A                                    714,193

                    Textiles, Apparel & Luxury           62,600    Ports Design Ltd.                                      172,300
                    Goods - 0.2%

                                                                   Total Common Stocks in Bermuda                         886,493


Brazil - 1.3%       Transportation                       47,650    Cia de Concessoes Rodoviarias                          625,896
                    Infrastructure - 0.5%

                    Water Utilities - 0.8%               77,550    Companhia de Saneamento de Minas Gerais                865,297

                                                                   Total Common Stocks in Brazil                        1,491,193


Canada - 4.4%       Biotechnology - 0.7%                226,550    Diagnocure, Inc. (a)                                   789,306

                    Energy Equipment &                   30,900    North American Energy Parnters, Inc. (a)               529,626
                    Services - 0.4%

                    Media - 0.5%                         28,600    Cinram International Income Fund                       551,683

                    Metals & Mining - 1.5%               20,450    Agnico-Eagle Mines Ltd.                                823,112
                                                         23,600    Aur Resources Inc.                                     455,435
                                                         93,100    Eldorado Gold Corp. (a)                                531,638
                                                                                                                   --------------
                                                                                                                        1,810,185

                    Paper & Forest Products - 0.3%       40,900    Domtar, Inc. (a)                                       342,339

                    Pharmaceuticals - 0.3%               69,250    Labopharm, Inc. (a)                                    377,203

                    Software - 0.7%                      17,900    Cognos, Inc. (a)                                       772,027

                                                                   Total Common Stocks in Canada                        5,172,369


China - 1.0%        Transportation                    1,601,100    Shenzhen Expressway Co. Ltd.                         1,173,415
                    Infrastructure - 1.0%
                                                                   Total Common Stocks in China                         1,173,415


Denmark - 1.8%      Electrical Equipment - 1.0%          27,450    Vestas Wind Systems A/S (a)                          1,219,883


                    Insurance - 0.8%                     10,900    TrygVesta A/S                                          898,968

                                                                   Total Common Stocks in Denmark                       2,118,851


Finland - 2.2%      Construction & Engineering - 0.8%    33,350    YIT Oyj                                                895,671

                    Multiline Retail - 0.5%              12,350    Stockmann AB 'B'                                       578,056

                    Paper & Forest Products - 0.9%      153,950    M-real Oyj 'B'                                       1,050,418

                                                                   Total Common Stocks in Finland                       2,524,145


France - 2.0%       Energy Equipment &                    5,572    CGG Veritas (c)                                        221,264
                    Services - 0.2%

                    Insurance - 0.7%                    325,750    SCOR                                                   891,593

                    Leisure Equipment &                  13,600    Trigano SA                                             670,421
                    Products - 0.6%

                    Life Sciences Tools &                 8,750    Eurofins Scientific (a)                                606,042
                    Services - 0.5%

                                                                   Total Common Stocks in France                        2,389,320


Germany - 1.3%      Chemicals - 0.2%                     14,100    Petrotec AG (a)                                        272,536

                    Machinery - 0.7%                     18,750    Heidelberger Druckmaschn AG                            796,072

                    Pharmaceuticals - 0.4%               43,950    Paion AG (a)                                           463,105

                                                                   Total Common Stocks in Germany                       1,531,713


Hong Kong - 1.0%    Commercial Banks - 0.4%             185,100    Industrial & Commercial Bank of China Ltd.             398,703

                    Diversified Financial                31,300    Hong Kong Exchanges and Clearing Ltd.                  341,851
                    Services - 0.3%

                    Media - 0.3%                        311,000    Clear Media Ltd. (a)                                   380,407

                                                                   Total Common Stocks in Hong Kong                     1,120,961


India - 1.1%        IT Services - 0.6%                   69,500    Satyam Computer Services Ltd.                          744,336

                    Specialty Retail - 0.5%              54,550    Pantaloon Retail India Ltd.                            573,617

                                                                   Total Common Stocks in India                         1,317,953


Indonesia - 0.2%    Media - 0.2%                      2,600,150    Surya Citra Media Tbk PT                               228,585

                                                                   Total Common Stocks in Indonesia                       228,585


Ireland - 1.8%      Airlines - 1.2%                      16,600    Ryanair Holdings Plc (a)(c)                          1,439,054

                    Food Products - 0.6%                114,900    Greencore Group Plc                                    626,236

                                                                   Total Common Stocks in Ireland                       2,065,290


Israel - 1.2%       Chemicals - 0.9%                    119,700    Frutarom                                             1,068,168

                    Software - 0.3%                      17,250    Aladdin Knowledge Systems Ltd. (a)                     295,837

                                                                   Total Common Stocks in Israel                        1,364,005


Italy - 2.6%        Building Products - 0.8%             45,950    Permasteelisa SpA                                      918,361

                    Construction & Engineering - 0.5%    70,500    Astaldi SpA                                            568,541

                    Insurance - 0.5%                     73,600    Milano Assicurazioni SpA                               588,752

                    Textiles, Apparel & Luxury           23,800    Valentino Fashion Group SpA                            950,773
                    Goods - 0.8%

                                                                   Total Common Stocks in Italy                         3,026,427


Japan - 8.5%        Auto Components - 0.4%               33,100    Koito Manufacturing Co. Ltd.                           471,716

                    Chemicals - 1.3%                     73,600    Air Water Inc.                                         803,485
                                                         75,000    Nippon Sanso Corp.                                     687,307
                                                                                                                   --------------
                                                                                                                        1,490,792

                    Commercial Banks - 0.6%              62,000    The Bank of Kyoto Ltd.                                 648,886

                    Commercial Services &                23,400    Meitec Corp.                                           724,546
                    Supplies - 0.6%

                    Household Durables - 0.5%            34,800    Alpine Electronics                                     527,360

                    Insurance - 0.9%                    153,450    Aioi Insurance Co., Ltd.                             1,070,628

                    Internet Software &                     765    Jupiter Telecommunications Co., Ltd. (a)               628,339
                    Services - 0.5%

                    Machinery - 1.2%                     38,200    Komori Corp.                                           790,705
                                                        105,750    Takuma Co., Ltd.                                       634,958
                                                                                                                   --------------
                                                                                                                        1,425,663

                    Multiline Retail - 0.2%              13,600    Don Quijote Co. Ltd.                                   293,405

                    Real Estate Management &                300    KK DaVinci Advisors (a)                                351,471
                    Development - 1.1%                   86,800    Tokyu Land Corp.                                       890,155
                                                                                                                   --------------
                                                                                                                        1,241,626

                    Software - 0.4%                      25,200    Capcom Co., Ltd.                                       478,788

                    Specialty Retail - 0.8%               5,300    Point, Inc.                                            318,683
                                                          7,850    Yamada Denki Co., Ltd.                                 653,659
                                                                                                                   --------------
                                                                                                                          972,342

                                                                   Total Common Stocks in Japan                         9,974,091


Malaysia - 0.7%     Airlines - 0.7%                   1,879,550    AirAsia BHD (a)                                        773,760

                                                                   Total Common Stocks in Malaysia                        773,760


Mexico - 1.3%       Beverages - 0.6%                    183,750    Embotelladoras Arca SA de CV                           693,069

                    Construction &                      225,200    Empresas ICA Sociedad Controladora, SA de CV (a)       831,807
                    Engineering - 0.7%

                                                                   Total Common Stocks in Mexico                        1,524,876


Netherlands - 2.1%  Commercial Services &                47,350    Tele Atlas NV (a)                                      987,028
                    Supplies - 0.8%

                    Food Products - 0.5%                 40,000    Koninklijke Wessanen NV CVA                            553,022

                    Life Sciences Tools &                14,300    Qiagen NV (a)                                          246,961
                    Services - 0.2%

                    Media - 0.6%                         26,800    Endemol NV                                             700,770

                                                                   Total Common Stocks in the Netherlands               2,487,781


Norway - 2.5%       Energy Equipment & Services - 1.8%   22,800    Acergy SA (a)                                          445,723
                                                         92,200    Ocean RIG ASA (a)                                      670,593
                                                         66,000    ProSafe ASA                                          1,034,785
                                                                                                                   --------------
                                                                                                                        2,151,101

                    Oil, Gas & Consumable               403,700    DET Norske Oljeselskap                                 811,108
                    Fuels - 0.7%

                                                                   Total Common Stocks in Norway                        2,962,209


Philippines - 0.7%  Commercial Banks - 0.6%             509,060    Bank of the Philippine Islands                         753,307

                    Wireless Telecommunication            1,650    Philippine Long Distance Telephone                      88,452
                    Services - 0.1%

                                                                   Total Common Stocks in the Philippines                 841,759


Singapore - 0.8%    Health Care Providers &             445,720    Parkway Holdings Ltd.                                  944,684
                    Services - 0.8%

                                                                   Total Common Stocks in Singapore                       944,684


South               Food & Staples Retailing - 0.7%      73,700    Massmart Holdings Ltd.                                 777,406
Africa - 0.7%
                                                                   Total Common Stocks in South Africa                    777,406


South               Chemicals - 0.7%                      9,700    Honam Petrochemical Corp.                              784,377
Korea - 1.9%
                    Hotels, Restaurants &                27,709    Kangwon Land, Inc.                                     592,065
                    Leisure - 0.5%

                    Pharmaceuticals - 0.7%               10,787    Dong-A Pharmaceutical Co. Ltd.                         828,951

                                                                   Total Common Stocks in South Korea                   2,205,393


Spain - 0.7%        Construction & Engineering - 0.7%     7,620    Grupo Ferrovial SA                                     765,393

                                                                   Total Common Stocks in Spain                           765,393


Sweden - 1.4%       Capital Markets - 0.5%               24,200    D Carnegie AB                                          550,548

                    Hotels, Restaurants &                11,900    Rezidor Hotel Group AB (a)                             109,584
                    Leisure - 0.1%

                    Metals & Mining - 0.8%               40,450    Boliden AB                                             953,859

                                                                   Total Common Stocks in Sweden                        1,613,991


Switzerland - 2.6%  Chemicals - 0.6%                     39,450    Clariant AG                                            678,740

                    Insurance - 0.9%                      4,408    Swiss Life Holding (a)                               1,114,246

                    Life Sciences Tools &                10,100    Tecan AG (Registered)                                  727,379
                    Services - 0.6%

                    Specialty Retail - 0.5%               6,650    Dufry Group (a)                                        566,238

                                                                   Total Common Stocks in Switzerland                   3,086,603


Turkey - 0.8%       Beverages - 0.8%                     29,500    Anadolu Efes Biracilik Ve Malt Sanayii AS              987,672

                                                                   Total Common Stocks in Turkey                          987,672


United              Aerospace & Defense - 0.7%          212,800    QinetiQ Plc                                            867,357
Kingdom - 7.4%
                    Commercial Services &                34,000    Intertek Group Plc                                     574,903
                    Supplies - 0.5%

                    Food Products - 1.0%                257,800    Northern Foods Plc                                     626,088
                                                         96,800    Premier Foods Plc                                      600,387
                                                                                                                   --------------
                                                                                                                        1,226,475

                    Health Care Equipment &              58,700    Gyrus Group Plc (a)                                    471,299
                    Supplies - 1.4%                     154,900    SSL International Plc                                1,109,354
                                                                                                                   --------------
                                                                                                                        1,580,653

                    Insurance - 1.1%                    206,526    Amlin Plc                                            1,241,497

                    Real Estate Investment               50,700    Great Portland Estates Plc                             703,348
                    Trusts (REITs) - 0.6%

                    Real Estate Management &              8,600    Derwent Valley Holdings Plc                            330,007
                    Development - 0.3%

                    Software - 0.4%                      49,300    Surfcontrol Plc (a)                                    513,360

                    Specialty Retail - 1.4%             521,050    Game Group Plc                                       1,404,123
                                                         45,200    JJB Sports Plc                                         222,259
                                                                                                                   --------------
                                                                                                                        1,626,382

                                                                   Total Common Stocks in the United Kingdom            8,663,982


United              Auto Components - 0.5%               25,000    LKQ Corp. (a)                                          535,500
States - 36.9%
                    Beverages - 0.5%                     14,900    Hansen Natural Corp. (a)                               567,541

                    Biotechnology - 3.5%                 20,750    Alexion Pharmaceuticals, Inc. (a)                      862,577
                                                         75,500    BioMarin Pharmaceuticals, Inc. (a)                   1,429,970
                                                         19,700    Digene Corp. (a)                                     1,013,565
                                                         24,200    Pharmion Corp. (a)                                     770,770
                                                                                                                   --------------
                                                                                                                        4,076,882

                    Capital Markets - 1.4%               46,200    Knight Capital Group, Inc. Class A (a)                 834,834
                                                         15,650    Stifel Financial Corp. (a)                             754,017
                                                                                                                   --------------
                                                                                                                        1,588,851

                    Chemicals - 1.3%                     34,600    Celanese Corp. Series A                                908,250
                                                         10,800    The Scotts Miracle-Gro Co.                             578,556
                                                                                                                   --------------
                                                                                                                        1,486,806

                    Commercial Banks - 0.9%              28,333    Irwin Financial Corp.                                  618,509
                                                         15,000    Sterling Financial Corp.                               497,550
                                                                                                                   --------------
                                                                                                                        1,116,059

                    Commercial Services &                34,200    Covanta Holding Corp. (a)                              809,172
                    Supplies - 1.4%                      31,500    FTI Consulting, Inc. (a)                               863,415
                                                                                                                   --------------
                                                                                                                        1,672,587

                    Communications Equipment - 0.5%       8,750    F5 Networks, Inc. (a)                                  625,100

                    Computers & Peripherals - 1.4%       21,950    Emulex Corp. (a)                                       389,612
                                                         20,000    QLogic Corp. (a)                                       366,000
                                                         25,950    Stratasys, Inc. (a)                                    836,628
                                                                                                                   --------------
                                                                                                                        1,592,240

                    Construction & Engineering - 0.8%    29,600    The Shaw Group, Inc. (a)                               999,296

                    Containers & Packaging - 0.7%        33,700    Packaging Corp. of America                             769,708

                    Electric Utilities - 1.5%            44,400    Cleco Corp.                                          1,133,976
                                                         21,850    Northeast Utilities                                    604,153
                                                                                                                   --------------
                                                                                                                        1,738,129

                    Electronic Equipment &                9,000    Mercury Computer Systems, Inc. (a)                     116,280
                    Instruments - 0.1%

                    Energy Equipment &                    4,300    Atwood Oceanics, Inc. (a)                              207,991
                    Services - 1.5%                      33,800    Hanover Compressor Co. (a)                             654,030
                                                         51,200    Input/Output, Inc. (a)                                 700,928
                                                          5,200    Lone Star Technologies, Inc. (a)                       251,420
                                                                                                                   --------------
                                                                                                                        1,814,369

                    Health Care Equipment &              33,300    Inverness Medical Innovations, Inc. (a)              1,372,626
                    Supplies - 1.2%

                    Health Care Providers &              15,400    AMERIGROUP Corp. (a)                                   558,404
                    Services - 0.5%

                    Hotels, Restaurants &                21,700    The Cheesecake Factory, Inc. (a)                       599,571
                    Leisure - 0.8%                        6,450    Panera Bread Co. Class A (a)                           380,292
                                                                                                                   --------------
                                                                                                                          979,863

                    Independent Power Producers &       130,500    Dynegy, Inc. Class A (a)                               920,025
                    Energy Traders - 0.8%

                    Internet & Catalog Retail - 0.1%      3,700    Coldwater Creek, Inc. (a)                               69,005

                    Internet Software &                  10,500    Digital River, Inc. (a)                                537,390
                    Services - 1.8%                     150,150    SupportSoft, Inc. (a)                                1,021,020
                                                         10,800    WebEx Communications, Inc. (a)                         400,464
                                                         16,900    webMethods, Inc. (a)                                   127,257
                                                                                                                   --------------
                                                                                                                        2,086,131

                    Leisure Equipment &                  18,500    Marvel Entertainment, Inc. (a)                         516,520
                    Products - 1.0%                      28,800    Oakley, Inc.                                           667,008
                                                                                                                   --------------
                                                                                                                        1,183,528

                    Media - 0.6%                         29,050    Regal Entertainment Group Series A                     653,625

                    Metals & Mining - 1.1%                6,500    Brush Engineered Materials, Inc. (a)                   215,085
                                                         19,800    Cleveland-Cliffs, Inc.                               1,082,268
                                                                                                                   --------------
                                                                                                                        1,297,353

                    Oil, Gas & Consumable                33,900    Venoco, Inc. (a)                                       559,350
                    Fuels - 0.5%

                    Real Estate Investment               47,100    Ashford Hospitality Trust, Inc.                        579,801
                    Trusts (REITs) - 1.3%                46,990    DiamondRock Hospitality Co.                            885,762
                                                                                                                   --------------
                                                                                                                        1,465,563

                    Semiconductors & Semiconductor       13,300    DSP Group, Inc. (a)                                    279,034
                    Equipment - 3.1%                     57,450    Integrated Device Technology, Inc. (a)                 869,219
                                                         32,200    Microsemi Corp. (a)                                    586,040
                                                         80,750    MoSys, Inc. (a)                                        666,995
                                                         31,000    Power Integrations, Inc. (a)                           703,080
                                                         27,200    Trident Microsystems, Inc. (a)                         567,664
                                                                                                                   --------------
                                                                                                                        3,672,032

                    Software - 3.0%                      33,600    Activision, Inc. (a)                                   572,208
                                                         17,100    Hyperion Solutions Corp. (a)                           721,962
                                                         10,550    NAVTEQ Corp. (a)                                       374,314
                                                        123,500    Novell, Inc. (a)                                       895,375
                                                         38,450    Sybase, Inc. (a)                                       995,471
                                                                                                                   --------------
                                                                                                                        3,559,330

                    Specialty Retail - 2.3%               8,100    Abercrombie & Fitch Co. Class A                        644,274
                                                          4,800    GameStop Corp. Class A (a)                             256,464
                                                         14,850    Guitar Center, Inc. (a)                                679,388
                                                         43,150    Urban Outfitters, Inc. (a)                           1,052,860
                                                                                                                   --------------
                                                                                                                        2,632,986

                    Textiles, Apparel & Luxury            8,300    Polo Ralph Lauren Corp.                                681,015
                    Goods - 0.6%

                    Trading Companies &                  34,000    Interline Brands, Inc. (a)                             772,820
                    Distributors - 1.6%                  45,650    UAP Holding Corp.                                    1,143,533
                                                                                                                   --------------
                                                                                                                        1,916,353

                    Wireless Telecommunication           25,700    SBA Communications Corp. Class A (a)                   763,547
                    Services - 0.6%

                                                                   Total Common Stocks in the United States            43,070,084

                                                                   Total Common Stocks
                                                                   (Cost - $92,337,437) - 95.1%                       111,018,367



                                                                   Exchange-Traded Funds
Hong Kong - 0.6%                                         44,400    iShares Asia Trust-iShares FTSE                        641,613

                                                                   Total Exchange-Traded Funds
                                                                   (Cost - $309,813) - 0.6%                               641,613



                                                     Beneficial
                                                       Interest    Short-Term Securities
                                                   $  5,009,478    BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series, 5.29% (b)(d)                      5,009,478

                                                                   Total Short-Term Securities
                                                                   (Cost - $5,009,478) - 4.3%                           5,009,478

                                                                   Total Investments
                                                                   (Cost - $97,656,728*) - 100.0%                     116,669,458
                                                                   Other Assets Less Liabilities - 0.0%                    36,260
                                                                                                                   --------------
                                                                   Net Assets - 100.0%                             $  116,705,718
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $       97,724,175
                                                 ==================
    Gross unrealized appreciation                $       19,823,647
    Gross unrealized depreciation                         (878,364)
                                                 ------------------
    Net unrealized appreciation                  $       18,945,283
                                                 ==================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                          $  840,049      $   166,032


(c) Depositary receipts.

(d) Represents the current yield as of January 31, 2007.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of January 31, 2007 were as follows:


    Foreign Currency                       Settlement            Unrealized
    Purchased                                 Date             Appreciation

    AUD    109,220                       February 2007           $      484
    CHF     43,505                       February 2007                  244
    ZAR    332,394                       February 2007                  550
                                                                 ----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $164,535)         $    1,278
                                                                 ==========



    Foreign Currency                       Settlement            Unrealized
    Sold                                      Date             Depreciation

    GBP      4,361                       February 2007           $     (13)
                                                                 ----------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $8,556)           $     (13)
                                                                 ==========

o   Currency Abbreviations:
    AUD    Australian Dollar
    CHF    Swiss Franc
    GBP    British Pound
    USD    U.S. Dollar
    ZAR    South African Rand


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Global SmallCap Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  March 26, 2007